RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Jun. 30, 2020
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of Sales to related party

Sales to related party – sales to related party consisted of the following:

	For the years ended June 30,
	2018	2019	2020	2020
	RMB	RMB	RMB	U.S. Dollars
Urumqi Yikeli Automatic Control Equipment Co., Ltd.	¥577,009	¥3,726,894	¥—	$—
Total revenues from related party	¥577,009	¥3,726,894	¥—	$—

Prepaid expenses - related parties - prepaid expenses - related parties consisted of the following:

	June 30,	June 30,	June 30,
	2019	2020	2020
	RMB	RMB	U.S. Dollars
Founders	¥132,600	¥—	¥—
Founders' family member	85,000	—	—
Total prepaid expenses - related parties	¥217,600	¥—	$—

Schedule of leases from related parties

The details of leases from related parties are as below:

			Monthly Rent	Monthly Rent
Lessee	Lessor	Rent Period	RMB	USD
Nanjing Recon	One of the Founders	April 1, 2020 - March 31, 2022	¥40,000	$5,658
BHD	One of the Founders	Jan 1, 2020- Dec 31, 2020	22,500	3,183
BHD	Founders' family member	Jan 1, 2020- Dec 31, 2020	47,500	6,719
Recon-BJ	One of the Founders	July 1, 2020-Jun 1 ,2021	10,000	1,414